Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (23,360)	$ (33,009)	$ (55,319)	$ (19,862)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation	512	347	769	564
Amortization of operating lease right-of-use assets	1,433	757	2,241	1,421
Gain on extinguishment of convertible notes	(1,289)	0
Change in fair value of convertible notes			0	720
Accretion of discount on short-term investments			0	(3)
Change in fair value of contingent earnout liability	(8,878)
Change in preferred stock tranche liability		14,742	14,742	(5,748)
Stock-based compensation expense	9,886	934	2,295	272
Loss on write-off of fixed assets	13
Other non-cash charges	8
Loss on impairment of fixed assets			22	238
Changes in assets and liabilities:
Accounts receivable	(90)	(345)	(395)	(10)
Prepaid expenses and other assets	(1,372)	(779)	(1,642)	(231)
Accounts payable	234	910	(617)	(324)
Accrued expenses and other current liabilities	203	649	2,574	(37)
Deferred revenue	(999)	2,663	1,832	165
Operating lease liabilities	7,945	(728)	(1,137)	(1,338)
Net cash from operating activities	(15,754)	(13,859)	(34,635)	(24,173)
Cash Flows from Investing Activities:
Purchase of short-term investments			0	(446)
Maturity of short-term investments			0	12,965
Purchases of property and equipment	(18,640)	(626)	(5,543)	(1,161)
Net cash from investing activities	(18,640)	(626)	(5,543)	11,358
Cash Flows from Financing Activities:
Proceeds from Merger and related Pipe financing, net of transaction costs	112,464
Proceeds from issuance of common stock upon exercise of stock options	521	1,453	1,500	333
Proceeds from issuance of convertible notes	5,175		0	8,000
Proceeds from issuance of Series B redeemable convertible preferred stock, net of issuance costs		66,952	67,000	30,000
Payment of redeemable convertible preferred stock issuance costs			(48)	(282)
Payment of deferred offering costs		(480)
Net cash from financing activities	118,160	67,925	68,435	38,051
Net change in cash and cash equivalents	83,766	53,440	28,257	25,236
Cash, cash equivalents, and restricted cash, beginning of the year	59,291	31,034	31,034	5,798
Cash, cash equivalents, and restricted cash, end of the year	143,057	84,474	59,291	31,034
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	139,800	82,942	56,034	30,537
Restricted cash	3,257	1,532	3,257	497
Total cash, cash equivalents and restricted cash	143,057	84,474	59,291	31,034
Supplemental disclosures of noncash financing and investing items
Purchase of property and equipment in accounts payable and accrued expenses	9,371	427	4,439	39
Conversion of convertible notes to Series B redeemable convertible preferred stock and Series B preferred stock tranche liability			0	8,720
Recognition of Series B preferred stock tranche liability		33	33	6,183
Extinguishment of Series B preferred stock tranche liability		15,210	15,210	0
Merger and related PIPE financing costs included in accounts payable and accrued expenses	$ 263
Deferred transaction costs related to pending business combination in accounts payable and accrued expenses		$ 1,161	1,429	0
Receivables in transit from issuance of common stock upon exercise of stock options			$ 25	$ 0